Shareholder Report	10 Months Ended	12 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Cantor Select Portfolios Trust
Entity Central Index Key		0001903606
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2024
C000241910
Shareholder Report [Line Items]
Fund Name		Cantor Fitzgerald Equity Dividend Plus Fund
Class Name		Class A
Trading Symbol		FBPGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Cantor Fitzgerald Equity Dividend Plus Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://equitydividendplusfund.cantorassetmanagement.com/. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number		(855)-922-6867
Additional Information Website		https://equitydividendplusfund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$141	1.24%

Expenses Paid, Amount		$ 141
Expense Ratio, Percent		1.24%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (July 31, 2023)
Cantor Fitzgerald Equity Dividend Plus Fund	27.65%	16.61%
With Load	20.33%	10.86%
S&P 500® Index	36.35%	23.38%
Russell 1000® Value Index	27.76%	16.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Jul. 31, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Sep. 30, 2024
AssetsNet	$ 63,269,764	$ 63,269,764	$ 63,269,764
Holdings Count | Holding	73	73	73
Advisory Fees Paid, Amount		$ 267,115
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$63,269,764
Number of Portfolio Holdings	73
Advisory Fee (net of waivers)	$267,115
Portfolio Turnover	20%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.5%
Money Market Funds	8.6%
Reit	1.9%

C000241909
Shareholder Report [Line Items]
Fund Name		Cantor Fitzgerald Equity Dividend Plus Fund
Class Name		Institutional Class
Trading Symbol		FBPEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Cantor Fitzgerald Equity Dividend Plus Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://equitydividendplusfund.cantorassetmanagement.com/. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number		(855)-922-6867
Additional Information Website		https://equitydividendplusfund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	0.99%

Expenses Paid, Amount		$ 112
Expense Ratio, Percent		0.99%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cantor Fitzgerald Equity Dividend Plus Fund	26.79%	9.68%	7.83%
Russell 1000® Value Index	27.76%	10.69%	9.23%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Sep. 30, 2024
AssetsNet	$ 63,269,764	$ 63,269,764	$ 63,269,764
Holdings Count | Holding	73	73	73
Advisory Fees Paid, Amount		$ 267,115
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$63,269,764
Number of Portfolio Holdings	73
Advisory Fee (net of waivers)	$267,115
Portfolio Turnover	20%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.5%
Money Market Funds	8.6%
Reit	1.9%

C000246496
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald International Equity Fund
Class Name	Class A
Trading Symbol	CFIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of December 15, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://InternationalEquityFund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$135	1.24%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (December 15, 2023)
Cantor Fitzgerald International Equity Fund - Class A
Without Load	18.10%
With Load	11.31%
MSCI ACWI ex USA Index	16.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Dec. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 12,117,026	$ 12,117,026	$ 12,117,026
Holdings Count | Holding	43	43	43
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,117,026
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$0
Portfolio Turnover	24%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.9%
Exchange-Traded Funds	2.2%
Money Market Funds	0.9%

C000246497
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald International Equity Fund
Class Name	Founders Class
Trading Symbol	CFIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of December 15, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://InternationalEquityFund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Founders Class	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (December 15, 2023)
Cantor Fitzgerald International Equity Fund	18.60%
MSCI ACWI ex USA Index	16.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Dec. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 12,117,026	$ 12,117,026	$ 12,117,026
Holdings Count | Holding	43	43	43
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,117,026
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$0
Portfolio Turnover	24%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.9%
Exchange-Traded Funds	2.2%
Money Market Funds	0.9%

C000246495
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald International Equity Fund
Class Name	Institutional Class
Trading Symbol	CFIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of December 15, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://InternationalEquityFund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$108	0.99%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (December 15, 2023)
Cantor Fitzgerald International Equity Fund	18.30%
MSCI ACWI ex USA Index	16.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Dec. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 12,117,026	$ 12,117,026	$ 12,117,026
Holdings Count | Holding	43	43	43
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,117,026
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$0
Portfolio Turnover	24%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.9%
Exchange-Traded Funds	2.2%
Money Market Funds	0.9%

C000234854
Shareholder Report [Line Items]
Fund Name		Cantor Fitzgerald Large Cap Focused Fund
Class Name		Class A
Trading Symbol		FICGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number		(855)-922-6867
Additional Information Website		https://largecapfocusedfund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.16%

Expenses Paid, Amount		$ 134
Expense Ratio, Percent		1.16%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cantor Fitzgerald Large Cap Focused Fund - Class A
Without Load	30.29%	17.61%	13.84%
With Load	22.84%	16.22%	13.17%
S&P 500® Index	36.35%	15.98%	13.38%
Russell 1000® Growth Index	42.19%	19.74%	16.52%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Sep. 30, 2024
AssetsNet	$ 447,233,511	$ 447,233,511	$ 447,233,511
Holdings Count | Holding	40	40	40
Advisory Fees Paid, Amount		$ 2,440,341
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$447,233,511
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$2,440,341
Portfolio Turnover	35%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.8%
Exchange-Traded Funds	2.7%
Money Market Funds	1.5%

C000234855
Shareholder Report [Line Items]
Fund Name		Cantor Fitzgerald Large Cap Focused Fund
Class Name		Class R6
Trading Symbol		FICIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number		(855)-922-6867
Additional Information Website		https://largecapfocusedfund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$91	0.79%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.79%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cantor Fitzgerald Large Cap Focused Fund	30.70%	18.02%	14.28%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Sep. 30, 2024
AssetsNet	$ 447,233,511	$ 447,233,511	$ 447,233,511
Holdings Count | Holding	40	40	40
Advisory Fees Paid, Amount		$ 2,440,341
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$447,233,511
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$2,440,341
Portfolio Turnover	35%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.8%
Exchange-Traded Funds	2.7%
Money Market Funds	1.5%

C000234853
Shareholder Report [Line Items]
Fund Name		Cantor Fitzgerald Large Cap Focused Fund
Class Name		Institutional Class
Trading Symbol		FICHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number		(855)-922-6867
Additional Information Website		https://largecapfocusedfund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.86%

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.86%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cantor Fitzgerald Large Cap Focused Fund	30.58%	17.92%	14.22%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Sep. 30, 2024
AssetsNet	$ 447,233,511	$ 447,233,511	$ 447,233,511
Holdings Count | Holding	40	40	40
Advisory Fees Paid, Amount		$ 2,440,341
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$447,233,511
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$2,440,341
Portfolio Turnover	35%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.8%
Exchange-Traded Funds	2.7%
Money Market Funds	1.5%